Fair Value Measurements - Armada - Interim - Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Private Placement (Detail) - Private placement - Armada Acquisition Corp. II
May 22, 2025 yr $ / shares
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.0640
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.0409
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input | $ / shares	9.845
Weighted term (Yrs)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input | yr	1.34